Annual Operating Expenses {- Franklin Utilities Fund} - Franklin Custodian Funds-31 - Franklin Utilities Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual Fund operating expenses	0.83%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.83%
Class A1
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.13%
Total annual Fund operating expenses	0.73%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.73%
Class C
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.13%
Total annual Fund operating expenses	1.23%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.23%
Class R
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.13%
Total annual Fund operating expenses	1.08%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.08%
Class R6
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.11%	[1]
Total annual Fund operating expenses	0.56%
Fee waiver and/or expense reimbursement	(0.06%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.50%
Advisor Class
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual Fund operating expenses	0.58%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.58%

[1]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until January 31, 2022. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.